Revenue - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Variable consideration, actual and estimated future returns and price adjustments	$ 0.2	$ 1.2
Return liability for estimated variable revenue consideration	$ 0.2	$ 1.2
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment terms	30 days
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment terms	60 days